MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	BANKING - 0.7%
10,000	Axos Financial, Inc.(a)	$ 463,900

	BEVERAGES - 2.1%
9,100	PepsiCo, Inc.	1,348,347

	BIOTECH & PHARMA - 1.0%
8,000	Novo Nordisk A/S - ADR	670,160

	CHEMICALS - 3.6%
13,151	Koninklijke DSM N.V. - ADR	615,204
10,000	PPG Industries, Inc.	1,697,700
		2,312,904
	DIVERSIFIED INDUSTRIALS - 7.1%
6,000	3M Company	1,191,780
14,600	Emerson Electric Company	1,405,104
8,300	Illinois Tool Works, Inc.	1,855,548
		4,452,432
	ELECTRICAL EQUIPMENT - 4.4%
23,660	Johnson Controls International plc	1,623,786
9,000	TE Connectivity Ltd.	1,216,890
		2,840,676
	ENTERTAINMENT CONTENT - 2.9%
5,000	Activision Blizzard, Inc.	477,200
8,000	Walt Disney Company (The) (a)	1,406,160
		1,883,360
	HOUSEHOLD PRODUCTS - 3.5%
10,000	Colgate-Palmolive Company	813,500
5,000	Kimberly-Clark Corporation	668,900
5,858	Procter & Gamble Company (The)	790,420
		2,272,820
	INDUSTRIAL REIT - 1.2%
4,800	EastGroup Properties, Inc.	789,360

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 8.7%
3,013	Alleghany Corporation (a)	$ 2,009,882
3,000	Aon plc, CLASS A	716,280
6,500	Berkshire Hathaway, Inc., Class B(a)	1,806,480
900	White Mountains Insurance Group Ltd.	1,033,227
		5,565,869
	INTERNET MEDIA & SERVICES - 6.6%
600	Alphabet, Inc., Class A(a)	1,465,074
1,103	Alphabet, Inc., Class C(a)	2,764,471
		4,229,545
	LEISURE FACILITIES & SERVICES - 2.9%
8,000	McDonald's Corporation	1,847,920

	MACHINERY - 4.4%
20,000	Graco, Inc.	1,514,000
10,000	Lincoln Electric Holdings, Inc.	1,317,100
		2,831,100
	MEDICAL EQUIPMENT & DEVICES - 10.5%
13,497	Abbott Laboratories	1,564,707
3,134	Becton Dickinson and Company	762,157
21,000	Edwards Lifesciences Corporation(a)	2,174,970
8,500	Stryker Corporation	2,207,706
		6,709,540
	METALS & MINING - 2.6%
12,000	Newmont Corporation	760,560
20,000	Wheaton Precious Metals Corporation	881,400
		1,641,960
	OIL & GAS PRODUCERS - 1.0%
25,000	Williams Companies, Inc. (The)	663,750

	RETAIL - CONSUMER STAPLES - 3.9%
6,300	Costco Wholesale Corporation	2,492,721

	RETAIL - DISCRETIONARY - 5.3%
6,000	Genuine Parts Company	758,820

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 5.3% (Continued)
13,700	Lowe's Companies, Inc.	$ 2,657,389
		3,416,209
	SEMICONDUCTORS - 5.3%
18,154	Intel Corporation	1,019,166
12,200	Texas Instruments, Inc.	2,346,060
		3,365,226
	SOFTWARE - 4.2%
10,000	Microsoft Corporation	2,709,000

	TECHNOLOGY HARDWARE - 8.6%
15,000	Apple, Inc.	2,054,400
15,376	Cisco Systems, Inc.	814,928
5,000	Zebra Technologies Corporation, Class A(a)	2,647,450
		5,516,778
	TECHNOLOGY SERVICES - 9.0%
6,700	Automatic Data Processing, Inc.	1,330,754
6,000	Equifax, Inc.	1,437,060
10,000	Global Payments, Inc.	1,875,399
6,000	Verisk Analytics, Inc.	1,048,320
		5,691,533

	TOTAL COMMON STOCKS (Cost $13,617,434)	63,715,110

	TOTAL INVESTMENTS – 99.5% (Cost $13,617,434)	$ 63,715,110
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	315,585
	NET ASSETS - 100.0%	$ 64,030,695

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust